Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 15 — Stockholders’ Equity

As a result of the Business Combination, the Company authorized two classes of common stock: Class A common stock and preferred stock.

Class A Common Stock

As of September 30, 2021, the Company has 210,000,000 shares of Class A common stock authorized, and 41,970,915 shares issued and outstanding. Class A common stock has par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote per share.

Preferred Stock

Under the Company’s certificate of incorporation, the Company is authorized to issue 10,000,000 shares of preferred stock having par value of $0.0001 per share. The Company’s Board of Directors has the authority to issue shares of preferred stock in one or more series and to determine preferences, privileges, and restrictions, including voting rights, of those shares. As of September 30, 2021, no shares were issued and outstanding.

Prior to the Business Combination, the Company had three classes of equity: Class A ordinary shares, Class B ordinary shares and redeemable convertible preferred stock.

Class A and Class B Shares

As of December 31, 2020, the capital stock is represented by 431,682 Class A Shares and 37,538 Class B Shares. Holders of Class A Shares were entitled to one vote per share and Holders of Class B Shares are not entitled to vote. The common shares have no preemptive, subscription, redemption or conversion rights. In connection with the Business Combination, the Company converted its Class A and Class B ordinary shares outstanding into shares of the Company’s Class A common stock. As of September 30, 2021, no shares of Class A and Class B were outstanding.

Redeemable Convertible Preferred Stock

On February 2, 2021, LIV Capital Acquisition Corp (“LIVK”), related parties to LIVK (and together with LIVK, the “Equity Investors”) and the Company entered into an equity contribution agreement. Per the agreement, the Equity Investors purchased 2 million shares of a newly created class of preferred stock at a purchase price of $10 per share for an aggregate purchase price of $20 million.

The redeemable convertible preferred stock would be redeemable for an amount in cash equal to the greater of $15 per share (the “Required Price”), or $10 per share of redeemable convertible preferred stock plus 18% interest if the Business Combination did not occur (defined in the agreement as the “Required Return”), other than as a result of LIVK’s failure to negotiate in good faith or failure to satisfy or perform any of its obligations under the merger agreement.

Additionally, the redeemable convertible preferred stock would be convertible into common shares of the Company either on a one to one basis in the event of the closing of the merger agreement, or if the merger agreement were terminated and the Company subsequently consummated an initial public offering, into a number of common shares of the Company equal to the Required Return divided by 0.9, or $16.6667, multiplied by the price at which the shares of voting common stock of the Company are initially priced in such initial public offering.

The redeemable convertible preferred stock had no voting and dividend rights until converted into common stock and had a liquidation preference equal to the amount of the Required Return.

The Company concluded that because the redemption and conversion features of the Preferred Stock were outside of the control of the Company, the instrument was recorded as temporary or mezzanine equity in accordance with the provisions of Accounting Series Release No. 268, Presentation in Financial Statements of Redeemable Preferred Stocks.

In connection with the Business Combination, all redeemable convertible preferred stock was converted into shares of Class A common stock on a one for one basis. As of September 30, 2021, no shares of redeemable convertible preferred stock were outstanding.

Note 15 — Stockholders’ Equity

As of December 31, 2020, the capital stock is represented by 431,682 Class A Shares and 37,538 Class B Shares. Holders of Class A Shares are entitled to one vote per share and Holders of Class B Shares are not entitled to vote. The common shares have no preemptive, subscription, redemption or conversion rights.